Income and mining taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME AND MINING TAXES
Adjustments for current tax of prior periods	$ (0.2)	$ 0.0
CURRENT INCOME AND MINING TAX EXPENSE	3.6	2.3
Deferred income and mining tax expense	16.1	2.0
Adjustments in respect of prior year	2.1	0.2
Total income tax expense	19.7	4.3
Canada
INCOME AND MINING TAXES
Current income and mining tax expense	3.6	1.8
Deferred income and mining tax expense	14.0	1.8
Foreign
INCOME AND MINING TAXES
Current income and mining tax expense	$ 0.2	$ 0.5